Summary of Significant Accounting Policies - Additional Information (Detail)	4 Months Ended	6 Months Ended
	Dec. 31, 2014 USD ($) Segment shares	Jun. 30, 2015 Segment shares
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life	3 years
Impairment losses on long-lived assets | $	$ 0
Number of operating segments | Segment	1	1
Potentially dilutive securities	4,532,874
Convertible Debt Securities
Summary Of Significant Accounting Policies [Line Items]
Principal of outstanding convertible promissory notes | $	$ 2,500,000
Unvested Stock Awards
Summary Of Significant Accounting Policies [Line Items]
Potentially dilutive securities		3,899,285
Employee Stock Option
Summary Of Significant Accounting Policies [Line Items]
Potentially dilutive securities		410,000